Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 60.3%
Aerospace & Defense - 0.9%
Howmet Aerospace, Inc.	45,481	$ 4,352,532
Northrop Grumman Corp.	2,930	1,419,058
Textron, Inc.	30,224	2,807,809
TransDigm Group, Inc.	2,818	3,647,112
		12,226,511
Air Freight & Logistics - 0.6%
FedEx Corp.	9,407	2,843,266
United Parcel Service, Inc., Class B	33,683	4,391,252
		7,234,518
Automobile Components - 0.1%
Aptiv PLC (A)	14,849	1,030,372
Automobiles - 0.7%
Tesla, Inc. (A)	38,833	9,011,974
Banks - 2.1%
Bank of America Corp.	220,372	8,883,195
Citigroup, Inc.	15,527	1,007,392
Fifth Third Bancorp	84,151	3,562,953
Truist Financial Corp.	100,488	4,490,809
US Bancorp	61,724	2,770,173
Wells Fargo & Co.	116,063	6,887,179
		27,601,701
Beverages - 1.1%
Coca-Cola Co.	112,161	7,485,625
Monster Beverage Corp. (A)	51,251	2,636,864
PepsiCo, Inc.	23,131	3,994,030
		14,116,519
Biotechnology - 1.7%
AbbVie, Inc.	53,221	9,862,916
Biogen, Inc. (A)	6,012	1,281,759
BioMarin Pharmaceutical, Inc. (A)	3,885	327,622
Neurocrine Biosciences, Inc. (A)	5,120	724,838
Regeneron Pharmaceuticals, Inc. (A)	4,647	5,014,996
Sarepta Therapeutics, Inc. (A)	2,489	354,035
Vertex Pharmaceuticals, Inc. (A)	10,293	5,102,446
		22,668,612
Broadline Retail - 2.5%
Amazon.com, Inc. (A)	176,043	32,916,520
Building Products - 0.9%
Carrier Global Corp.	50,930	3,468,842
Masco Corp.	24,210	1,884,749
Trane Technologies PLC	19,516	6,523,808
		11,877,399
Capital Markets - 1.5%
Ameriprise Financial, Inc.	1,732	744,881
Charles Schwab Corp.	41,339	2,694,889
CME Group, Inc.	19,974	3,869,164
Goldman Sachs Group, Inc.	10,301	5,243,518
Intercontinental Exchange, Inc.	22,630	3,429,803
State Street Corp.	36,503	3,101,660
		19,083,915
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.1%
Dow, Inc.	64,635	$ 3,520,668
Eastman Chemical Co.	5,327	550,439
Linde PLC	15,122	6,857,827
LyondellBasell Industries NV, Class A	20,145	2,003,622
PPG Industries, Inc.	9,905	1,257,737
		14,190,293
Commercial Services & Supplies - 0.0% (B)
Cintas Corp.	889	679,143
Communications Equipment - 0.1%
Motorola Solutions, Inc.	2,821	1,125,353
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,868	1,108,378
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	7,460	6,132,120
Distributors - 0.0% (B)
LKQ Corp.	11,659	483,849
Electric Utilities - 1.3%
NextEra Energy, Inc.	75,598	5,774,931
NRG Energy, Inc.	3,830	287,901
PG&E Corp.	208,641	3,807,699
Southern Co.	82,456	6,886,725
		16,757,256
Electrical Equipment - 0.2%
AMETEK, Inc.	2,888	501,010
Eaton Corp. PLC	9,031	2,752,559
		3,253,569
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity Ltd.	5,182	799,738
Energy Equipment & Services - 0.1%
Baker Hughes Co.	29,533	1,143,518
Entertainment - 0.2%
Netflix, Inc. (A)	2,412	1,515,580
Warner Music Group Corp., Class A	28,914	867,709
		2,383,289
Financial Services - 3.0%
Berkshire Hathaway, Inc., Class B (A)	25,033	10,976,971
Block, Inc. (A)	8,047	497,948
Corpay, Inc. (A)	10,078	2,940,962
Fidelity National Information Services, Inc.	41,721	3,205,425
Mastercard, Inc., Class A	26,703	12,382,448
Visa, Inc., Class A	33,630	8,934,482
		38,938,236
Food Products - 0.6%
Hershey Co.	5,743	1,134,127
Mondelez International, Inc., Class A	91,065	6,224,293
		7,358,420
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation - 0.7%
CSX Corp.	82,269	$ 2,887,642
Uber Technologies, Inc. (A)	66,524	4,288,802
Union Pacific Corp.	7,976	1,967,919
		9,144,363
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	10,694	1,132,922
Baxter International, Inc.	14,826	531,067
Boston Scientific Corp. (A)	52,903	3,908,474
Dexcom, Inc. (A)	6,440	436,761
Medtronic PLC	44,116	3,543,397
Stryker Corp.	17,064	5,587,607
		15,140,228
Health Care Providers & Services - 1.6%
Elevance Health, Inc.	6,544	3,481,604
HCA Healthcare, Inc.	2,699	979,872
Humana, Inc.	5,085	1,838,787
McKesson Corp.	2,196	1,354,976
UnitedHealth Group, Inc.	22,638	13,043,110
		20,698,349
Health Care REITs - 0.4%
Ventas, Inc.	51,306	2,793,098
Welltower, Inc.	16,607	1,847,529
		4,640,627
Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.	1,266	4,703,203
Chipotle Mexican Grill, Inc. (A)	62,722	3,407,059
Expedia Group, Inc. (A)	14,810	1,890,793
Hilton Worldwide Holdings, Inc.	11,435	2,454,751
McDonald's Corp.	13,602	3,609,971
Royal Caribbean Cruises Ltd. (A)	17,700	2,773,944
Yum! Brands, Inc.	27,540	3,658,138
		22,497,859
Household Durables - 0.2%
Lennar Corp., Class A	6,762	1,196,401
Toll Brothers, Inc.	6,103	870,959
		2,067,360
Household Products - 0.3%
Church & Dwight Co., Inc.	16,236	1,591,291
Procter & Gamble Co.	12,657	2,034,739
		3,626,030
Independent Power & Renewable Electricity Producers - 0.0% (B)
Vistra Corp.	5,724	453,455
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	38,239	7,829,435
Industrial REITs - 0.4%
Prologis, Inc.	39,185	4,939,269
Insurance - 1.3%
Aflac, Inc.	19,318	1,842,551
Aon PLC, Class A	5,827	1,914,228
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	30,051	$ 2,309,419
Principal Financial Group, Inc.	19,342	1,576,566
Progressive Corp.	23,306	4,990,281
Travelers Cos., Inc.	18,988	4,109,763
		16,742,808
Interactive Media & Services - 3.9%
Alphabet, Inc., Class A	99,009	16,984,004
Alphabet, Inc., Class C	74,763	12,945,213
Meta Platforms, Inc., Class A	43,012	20,423,388
		50,352,605
IT Services - 0.6%
Accenture PLC, Class A	12,958	4,284,174
Cognizant Technology Solutions Corp., Class A	46,527	3,521,163
		7,805,337
Life Sciences Tools & Services - 0.9%
Danaher Corp.	17,146	4,750,814
Thermo Fisher Scientific, Inc.	11,560	7,090,210
		11,841,024
Machinery - 0.8%
Deere & Co.	14,661	5,453,599
Ingersoll Rand, Inc.	14,253	1,431,001
Otis Worldwide Corp.	41,645	3,935,453
		10,820,053
Media - 0.6%
Charter Communications, Inc., Class A (A)	5,197	1,973,405
Comcast Corp., Class A	140,672	5,805,533
Liberty Media Corp. - Liberty SiriusXM, Class A (A)	25,071	567,106
		8,346,044
Metals & Mining - 0.1%
Nucor Corp.	6,092	992,631
Multi-Utilities - 0.1%
CMS Energy Corp.	27,501	1,782,065
Oil, Gas & Consumable Fuels - 2.2%
Chevron Corp.	8,574	1,375,869
ConocoPhillips	44,789	4,980,537
Diamondback Energy, Inc.	15,845	3,205,602
EOG Resources, Inc.	37,595	4,767,046
EQT Corp.	10,861	374,813
Exxon Mobil Corp.	111,337	13,203,455
		27,907,322
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	32,343	1,391,396
Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	6,663	663,702
Kenvue, Inc.	83,727	1,548,112
		2,211,814
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	93,458	$ 4,444,862
Eli Lilly & Co.	11,985	9,639,176
Johnson & Johnson	29,999	4,735,342
Merck & Co., Inc.	36,122	4,086,482
		22,905,862
Professional Services - 0.2%
Leidos Holdings, Inc.	19,113	2,759,917
Residential REITs - 0.1%
Equity LifeStyle Properties, Inc.	25,108	1,724,417
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (A)	34,797	5,027,471
Analog Devices, Inc.	28,096	6,500,853
Broadcom, Inc.	45,360	7,288,445
Lam Research Corp.	2,477	2,281,911
Micron Technology, Inc.	43,104	4,733,681
NVIDIA Corp.	445,242	52,102,219
NXP Semiconductors NV	24,862	6,542,684
Qorvo, Inc. (A)	1,578	189,044
Texas Instruments, Inc.	34,599	7,051,622
		91,717,930
Software - 6.2%
Adobe, Inc. (A)	2,547	1,405,052
Cadence Design Systems, Inc. (A)	4,591	1,228,827
Intuit, Inc.	8,462	5,477,876
Microsoft Corp.	138,597	57,982,055
Salesforce, Inc.	25,273	6,540,652
ServiceNow, Inc. (A)	9,179	7,475,286
		80,109,748
Specialized REITs - 0.4%
Digital Realty Trust, Inc.	18,481	2,762,725
SBA Communications Corp.	11,687	2,565,764
		5,328,489
Specialty Retail - 1.7%
AutoZone, Inc. (A)	1,896	5,941,476
Best Buy Co., Inc.	18,090	1,565,147
Burlington Stores, Inc. (A)	7,492	1,950,317
Lowe's Cos., Inc.	33,476	8,218,693
O'Reilly Automotive, Inc. (A)	1,167	1,314,439
Ross Stores, Inc.	19,092	2,734,547
		21,724,619
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	254,228	56,458,954
Hewlett Packard Enterprise Co.	78,375	1,560,446
Seagate Technology Holdings PLC	37,495	3,830,864
Western Digital Corp. (A)	13,128	880,233
		62,730,497
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (A)	3,059	791,241
	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.3%
Altria Group, Inc.	22,870	$ 1,120,859
Philip Morris International, Inc.	20,666	2,379,896
		3,500,755
Trading Companies & Distributors - 0.1%
United Rentals, Inc.	2,251	1,704,232
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	14,060	2,562,857
Total Common Stocks (Cost $374,600,907)		780,911,841

	Principal	Value
CORPORATE DEBT SECURITIES - 12.8%
Aerospace & Defense - 0.4%
BAE Systems PLC
5.30%, 03/26/2034 (C)	$ 630,000	635,947
Boeing Co.
3.50%, 03/01/2039	1,494,000	1,097,075
6.53%, 05/01/2034 (C)	377,000	393,863
6.86%, 05/01/2054 (C)	485,000	512,039
General Electric Co.
4.13%, 10/09/2042	494,000	421,827
4.50%, 03/11/2044	826,000	736,874
HEICO Corp.
5.35%, 08/01/2033	1,138,000	1,149,820
		4,947,445
Automobile Components - 0.1%
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/2032	554,000	487,737
ZF North America Capital, Inc.
6.88%, 04/23/2032 (C)	478,000	494,031
		981,768
Automobiles - 0.5%
BMW US Capital LLC
2.80%, 04/11/2026 (C)	806,000	779,112
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,457,186
General Motors Co.
6.25%, 10/02/2043	262,000	265,682
General Motors Financial Co., Inc.
5.00%, 04/09/2027	755,000	754,807
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (C)	1,283,000	1,345,941
Stellantis Finance US, Inc.
2.69%, 09/15/2031 (C)	661,000	552,030
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (C)	862,000	776,065
		5,930,823
Banks - 2.3%
Banco Santander SA
Fixed until 03/14/2027, 5.55% (D), 03/14/2028	800,000	805,350
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Bank of America Corp.
Fixed until 01/23/2034, 5.47% (D), 01/23/2035	$ 1,050,000	$ 1,068,809
Fixed until 09/15/2028, 5.82% (D), 09/15/2029	2,976,000	3,073,765
Bank of New York Mellon Corp.
Fixed until 07/21/2034, 5.61% (D), 07/21/2039	378,000	382,545
Barclays PLC
Fixed until 03/12/2054, 6.04% (D), 03/12/2055	200,000	208,315
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	1,291,000	1,318,134
Citigroup, Inc.
Fixed until 06/11/2034, 5.45% (D), 06/11/2035	493,000	499,192
Fixed until 05/25/2033, 6.17% (D), 05/25/2034	484,000	500,751
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (D), 11/26/2025	427,000	424,461
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (D), 10/21/2032	1,288,000	1,093,587
ING Groep NV
Fixed until 09/11/2033, 6.11% (D), 09/11/2034	657,000	691,273
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (C)	899,000	1,013,683
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (D), 04/22/2027	1,512,000	1,425,327
Fixed until 01/23/2029, 5.01% (D), 01/23/2030	2,626,000	2,639,813
Fixed until 01/23/2034, 5.34% (D), 01/23/2035	569,000	576,099
Fixed until 04/22/2034, 5.77% (D), 04/22/2035	447,000	466,818
Lloyds Banking Group PLC
Fixed until 08/11/2032, 4.98% (D), 08/11/2033	586,000	572,831
Fixed until 01/05/2034, 5.68% (D), 01/05/2035	933,000	951,520
M&T Bank Corp.
Fixed until 03/13/2031, 6.08% (D), 03/13/2032 (E)	479,000	489,892
Morgan Stanley
Fixed until 01/16/2029, 5.17% (D), 01/16/2030	2,326,000	2,346,832
Fixed until 07/19/2034, 5.32% (D), 07/19/2035	1,405,000	1,410,832
PNC Financial Services Group, Inc.
Fixed until 01/22/2034, 5.68% (D), 01/22/2035	159,000	163,342
Fixed until 08/18/2033, 5.94% (D), 08/18/2034	828,000	866,445
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (D), 01/26/2034	$ 826,000	$ 807,881
Fixed until 01/24/2034, 5.71% (D), 01/24/2035	856,000	872,013
Fixed until 06/08/2033, 5.87% (D), 06/08/2034	490,000	503,924
Fixed until 10/30/2028, 7.16% (D), 10/30/2029	422,000	453,331
UBS Group AG
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (C)	772,000	769,308
Fixed until 08/12/2032, 6.54% (D), 08/12/2033 (C)	1,477,000	1,581,638
Wells Fargo & Co.
Fixed until 07/25/2033, 5.56% (D), 07/25/2034	1,185,000	1,207,664
		29,185,375
Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	888,000	776,377
Constellation Brands, Inc.
3.15%, 08/01/2029	575,000	531,345
3.70%, 12/06/2026	152,000	148,134
Diageo Capital PLC
5.50%, 01/24/2033	471,000	493,104
		1,948,960
Biotechnology - 0.2%
Amgen, Inc.
2.80%, 08/15/2041	525,000	378,203
5.60%, 03/02/2043	663,000	666,691
CSL Finance PLC
4.63%, 04/27/2042 (C)	769,000	703,602
Gilead Sciences, Inc.
4.15%, 03/01/2047	177,000	147,472
Royalty Pharma PLC
2.20%, 09/02/2030	683,000	581,129
		2,477,097
Building Products - 0.1%
Lowe's Cos., Inc.
3.75%, 04/01/2032	1,163,000	1,074,858
Mohawk Industries, Inc.
5.85%, 09/18/2028	700,000	724,887
		1,799,745
Capital Markets - 0.2%
Charles Schwab Corp.
Fixed until 05/19/2033, 5.85% (D), 05/19/2034	1,449,000	1,497,660
LPL Holdings, Inc.
5.70%, 05/20/2027	491,000	495,476
		1,993,136
Chemicals - 0.1%
Celanese US Holdings LLC
6.70%, 11/15/2033	642,000	688,134
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Nutrien Ltd.
4.90%, 03/27/2028	$ 514,000	$ 514,234
OCP SA
6.75%, 05/02/2034 (C)	482,000	502,386
		1,704,754
Commercial Services & Supplies - 0.6%
ADT Security Corp.
4.13%, 08/01/2029 (C)	793,000	739,990
Ashtead Capital, Inc.
5.55%, 05/30/2033 (C)	428,000	427,032
5.80%, 04/15/2034 (C)	200,000	202,759
Element Fleet Management Corp.
6.32%, 12/04/2028 (C)	1,301,000	1,361,636
GXO Logistics, Inc.
2.65%, 07/15/2031	1,760,000	1,454,711
6.50%, 05/06/2034	563,000	583,562
Quanta Services, Inc.
2.90%, 10/01/2030	1,039,000	928,519
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/2032	1,623,000	1,373,875
Veralto Corp.
5.45%, 09/18/2033 (C)	728,000	742,166
		7,814,250
Construction Materials - 0.0% (B)
Holcim Finance US LLC
4.75%, 09/22/2046 (C)	200,000	176,082
Consumer Finance - 0.1%
American Express Co.
Fixed until 04/25/2029, 5.53% (D), 04/25/2030	969,000	994,836
Consumer Staples Distribution & Retail - 0.1%
7-Eleven, Inc.
1.80%, 02/10/2031 (C)	1,001,000	819,354
Sysco Corp.
3.30%, 07/15/2026	945,000	917,727
		1,737,081
Containers & Packaging - 0.0% (B)
Sonoco Products Co.
2.25%, 02/01/2027	665,000	623,781
Distributors - 0.0% (B)
LKQ Corp.
6.25%, 06/15/2033 (E)	475,000	490,906
Diversified REITs - 0.5%
Safehold GL Holdings LLC
6.10%, 04/01/2034	965,000	988,569
SBA Tower Trust
1.63%, 05/15/2051 (C)	1,011,000	929,978
1.88%, 07/15/2050 (C)	746,000	709,706
2.84%, 01/15/2050 (C)	2,715,000	2,676,674
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified REITs (continued)
WP Carey, Inc.
5.38%, 06/30/2034	$ 819,000	$ 814,380
		6,119,307
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.
1.68%, 10/30/2030	976,000	810,072
2.99%, 10/30/2056	1,656,000	1,038,583
		1,848,655
Electric Utilities - 0.4%
Appalachian Power Co.
3.40%, 06/01/2025	459,000	451,352
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	121,362
CMS Energy Corp.
4.88%, 03/01/2044	141,000	130,071
DTE Electric Co.
4.30%, 07/01/2044	1,430,000	1,237,271
Duke Energy Corp.
3.75%, 09/01/2046	1,113,000	835,085
Duke Energy Progress LLC
3.60%, 09/15/2047	1,237,000	923,056
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	70,000	68,670
Pacific Gas & Electric Co.
2.50%, 02/01/2031	611,000	516,164
Public Service Electric & Gas Co.
3.00%, 05/15/2025	424,000	416,640
Vistra Operations Co. LLC
6.88%, 04/15/2032 (C)	476,000	490,066
		5,189,737
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp.
5.25%, 04/05/2034	955,000	972,386
Arrow Electronics, Inc.
2.95%, 02/15/2032	1,148,000	978,823
5.88%, 04/10/2034	303,000	305,404
Keysight Technologies, Inc.
4.60%, 04/06/2027	724,000	718,909
Sensata Technologies, Inc.
4.38%, 02/15/2030 (C)	403,000	374,641
Trimble, Inc.
6.10%, 03/15/2033	965,000	1,012,886
		4,363,049
Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (C)	1,207,000	1,170,647
Financial Services - 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	1,120,000	1,107,194
Aviation Capital Group LLC
1.95%, 01/30/2026 (C)	1,231,000	1,168,234
5.50%, 12/15/2024 (C)	1,296,000	1,294,088
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Avolon Holdings Funding Ltd.
5.50%, 01/15/2026 (C)	$ 1,240,000	$ 1,238,422
5.75%, 11/15/2029 (C)	1,436,000	1,457,445
		6,265,383
Food Products - 0.2%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	957,000	836,890
Cargill, Inc.
5.13%, 10/11/2032 (C)	527,000	534,709
J M Smucker Co.
6.50%, 11/15/2043	437,000	471,302
Viterra Finance BV
4.90%, 04/21/2027 (C)	878,000	869,591
		2,712,492
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (C)	600,000	572,681
5.75%, 12/06/2052 (C)	459,000	471,138
		1,043,819
Health Care Providers & Services - 0.7%
Cardinal Health, Inc.
5.45%, 02/15/2034	599,000	611,120
Centene Corp.
3.38%, 02/15/2030	702,000	632,423
Cigna Group
2.40%, 03/15/2030	749,000	661,065
5.25%, 02/15/2034	1,058,000	1,065,113
CVS Health Corp.
5.25%, 01/30/2031	474,000	477,544
6.00%, 06/01/2044	872,000	872,985
Elevance Health, Inc.
2.25%, 05/15/2030	721,000	628,711
HCA, Inc.
5.60%, 04/01/2034	1,002,000	1,014,777
6.00%, 04/01/2054	761,000	764,691
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (C)	371,000	371,791
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	532,000	483,354
Molina Healthcare, Inc.
4.38%, 06/15/2028 (C)	362,000	344,247
UnitedHealth Group, Inc.
5.20%, 04/15/2063	769,000	725,581
		8,653,402
Health Care Technology - 0.0% (B)
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030	412,000	430,554
Hotel & Resort REITs - 0.0% (B)
Host Hotels & Resorts LP
5.70%, 07/01/2034	358,000	360,229
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp.
1.80%, 10/01/2024	$ 417,000	$ 414,101
5.25%, 06/30/2029	762,000	767,250
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	369,000	289,923
		1,471,274
Insurance - 0.6%
Allstate Corp.
5.05%, 06/24/2029	1,620,000	1,637,225
Constellation Insurance, Inc.
6.80%, 01/24/2030 (C)	1,642,000	1,622,378
Equitable Holdings, Inc.
5.59%, 01/11/2033	1,284,000	1,322,153
Global Atlantic Finance Co.
6.75%, 03/15/2054 (C)	195,000	196,185
7.95%, 06/15/2033 (C)	837,000	933,994
Muenchener Rueckversicherungs- Gesellschaft AG
Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (C)	600,000	605,889
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	1,178,000	1,037,279
		7,355,103
Interactive Media & Services - 0.1%
Meta Platforms, Inc.
4.80%, 05/15/2030	960,000	974,615
Internet & Catalog Retail - 0.0% (B)
Expedia Group, Inc.
2.95%, 03/15/2031	57,000	50,483
Machinery - 0.2%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,634,000	1,460,939
Ingersoll Rand, Inc.
5.45%, 06/15/2034	734,000	754,187
		2,215,126
Media - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.80%, 03/01/2050	562,000	423,131
Comcast Corp.
2.94%, 11/01/2056	959,000	593,884
NBCUniversal Media LLC
4.45%, 01/15/2043	456,000	400,596
		1,417,611
Metals & Mining - 0.3%
Anglo American Capital PLC
4.50%, 03/15/2028 (C)	1,293,000	1,269,219
ArcelorMittal SA
6.55%, 11/29/2027	1,268,000	1,321,463
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Metals & Mining (continued)
Glencore Funding LLC
2.63%, 09/23/2031 (C)	$ 1,098,000	$ 921,981
		3,512,663
Office REITs - 0.1%
COPT Defense Properties LP
2.00%, 01/15/2029	164,000	142,138
2.25%, 03/15/2026	314,000	299,103
Kilroy Realty LP
4.25%, 08/15/2029	811,000	749,737
		1,190,978
Oil, Gas & Consumable Fuels - 1.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	390,000	347,841
Chevron USA, Inc.
3.25%, 10/15/2029	654,000	617,257
Diamondback Energy, Inc.
5.40%, 04/18/2034	1,280,000	1,290,987
Enbridge, Inc.
5.63%, 04/05/2034	1,063,000	1,084,339
Energy Transfer LP
5.15%, 02/01/2043	750,000	673,212
5.55%, 02/15/2028	445,000	453,293
5.95%, 10/01/2043	499,000	492,714
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,807,000	1,515,437
EQM Midstream Partners LP
6.38%, 04/01/2029 (C)	253,000	258,301
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (C)	446,000	447,893
Hess Midstream Operations LP
6.50%, 06/01/2029 (C)	430,000	438,367
Occidental Petroleum Corp.
5.20%, 08/01/2029	521,000	524,080
5.55%, 03/15/2026	1,184,000	1,187,525
ONEOK, Inc.
6.10%, 11/15/2032	1,043,000	1,098,852
Ovintiv, Inc.
6.25%, 07/15/2033	689,000	718,232
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	350,244
6.84%, 01/23/2030	892,000	798,455
6.88%, 08/04/2026	340,000	335,310
7.69%, 01/23/2050	95,000	69,790
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	932,000	867,091
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	573,000	559,415
Shell International Finance BV
2.50%, 09/12/2026	714,000	682,976
3.75%, 09/12/2046	351,000	279,045
Western Midstream Operating LP
6.15%, 04/01/2033	703,000	730,472
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.
5.40%, 03/04/2044	$ 97,000	$ 92,717
		15,913,845
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	501,103	470,728
United Airlines Pass-Through Trust
3.75%, 03/03/2028	506,178	491,511
		962,239
Personal Care Products - 0.1%
Haleon US Capital LLC
3.38%, 03/24/2027	448,000	432,322
Kenvue, Inc.
5.00%, 03/22/2030	1,149,000	1,172,795
		1,605,117
Pharmaceuticals - 0.3%
AbbVie, Inc.
5.05%, 03/15/2034	951,000	964,712
Bayer US Finance II LLC
4.38%, 12/15/2028 (C)	716,000	689,745
Bristol-Myers Squibb Co.
5.65%, 02/22/2064	366,000	366,989
Merck & Co., Inc.
5.00%, 05/17/2053	911,000	870,258
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	765,000	742,886
Viatris, Inc.
2.30%, 06/22/2027	425,000	393,032
		4,027,622
Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	879,000	870,247
5.10%, 12/15/2027	840,000	845,470
		1,715,717
Residential REITs - 0.1%
American Homes 4 Rent LP
5.50%, 02/01/2034	932,000	935,172
Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,238,000	1,175,986
Broadcom, Inc.
3.14%, 11/15/2035 (C)	1,177,000	967,382
Foundry JV Holdco LLC
5.88%, 01/25/2034 (C)	709,000	720,870
6.15%, 01/25/2032 (C)	251,000	261,533
KLA Corp.
3.30%, 03/01/2050	730,000	526,682
Microchip Technology, Inc.
0.98%, 09/01/2024	684,000	680,945
5.05%, 03/15/2029	913,000	920,427
Micron Technology, Inc.
5.30%, 01/15/2031	919,000	932,007
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	$ 401,000	$ 270,273
3.40%, 05/01/2030	656,000	605,426
QUALCOMM, Inc.
3.25%, 05/20/2050	487,000	354,026
		7,415,557
Software - 0.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	140,000	125,589
Fiserv, Inc.
5.45%, 03/02/2028	733,000	749,029
Infor, Inc.
1.75%, 07/15/2025 (C)	945,000	909,933
Intuit, Inc.
5.50%, 09/15/2053	341,000	350,354
Oracle Corp.
3.65%, 03/25/2041	601,000	470,507
6.90%, 11/09/2052	951,000	1,087,393
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,217,000	1,200,787
		4,893,592
Specialized REITs - 0.2%
American Tower Trust #1
3.65%, 03/15/2048 (C)	508,000	486,529
VICI Properties LP
4.95%, 02/15/2030	1,256,000	1,230,237
Weyerhaeuser Co.
4.00%, 04/15/2030	1,001,000	955,188
		2,671,954
Tobacco - 0.2%
BAT Capital Corp.
6.00%, 02/20/2034	1,156,000	1,199,138
Philip Morris International, Inc.
5.25%, 02/13/2034	870,000	873,753
5.63%, 11/17/2029	807,000	840,341
		2,913,232
Transportation Infrastructure - 0.0% (B)
United Parcel Service, Inc.
5.15%, 05/22/2034	486,000	493,956
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
4.38%, 07/16/2042	300,000	260,420
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	758,786
3.88%, 04/15/2030	684,000	649,881
5.15%, 04/15/2034	1,342,000	1,345,315
		3,014,402
Total Corporate Debt Securities (Cost $171,393,811)		165,713,571
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.6%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	$ 83,784	$ 84,188
5.50%, 06/01/2041 - 07/01/2053	3,349,812	3,350,044
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,149,756
2.81%, 01/25/2025	2,088,981	2,063,209
3.01%, 07/25/2025	2,392,708	2,345,949
3.06% (D), 08/25/2024	828,158	825,028
3.19%, 07/25/2027	700,000	674,035
Federal National Mortgage Association
3.50%, 07/01/2028 - 11/01/2028	71,196	69,509
4.00%, 04/01/2026 - 06/01/2042	27,221	26,212
4.50%, 02/01/2025 - 08/01/2052	1,955,793	1,880,167
5.00%, 04/01/2039 - 02/01/2054	9,463,961	9,312,236
5.50%, 10/01/2036 - 03/01/2053	2,332,554	2,341,094
1-Year RFUCC Treasury + 1.52%, 5.83% (D), 02/01/2043	14,928	15,092
6.00%, 08/01/2036 - 06/01/2054	3,351,171	3,408,323
6.50%, 05/01/2040	41,775	43,262
Government National Mortgage Association REMICS, Interest Only STRIPS
0.64% (D), 02/16/2053	213,573	3,327
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	869,995
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2039 - 08/01/2054 (G)	13,059,000	11,003,658
2.50%, 08/01/2039 - 08/01/2054 (G)	28,587,000	24,266,286
3.00%, 08/01/2039 - 08/01/2054 (G)	23,379,000	20,489,150
3.50%, 08/01/2039 - 08/01/2054 (G)	18,275,000	16,651,883
4.00%, 08/01/2054 (G)	10,205,000	9,529,019
4.50%, 08/01/2054 (G)	9,442,000	9,065,074
5.50%, 08/01/2054 (G)	11,748,000	11,746,382
6.00%, 08/01/2054 (G)	5,128,000	5,195,287
Total U.S. Government Agency Obligations (Cost $135,851,680)		137,408,165
U.S. GOVERNMENT OBLIGATIONS - 10.3%
U.S. Treasury - 9.7%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,594,000	1,325,676
1.88%, 02/15/2051 - 11/15/2051	4,902,000	2,936,620
2.00%, 02/15/2050	1,799,000	1,124,516
2.25%, 08/15/2046 - 02/15/2052	4,330,000	2,901,352
2.38%, 02/15/2042 - 05/15/2051	4,411,000	3,227,285
2.50%, 02/15/2045 - 05/15/2046	6,029,000	4,400,259
2.75%, 08/15/2042 - 11/15/2047	4,364,900	3,352,017
2.88%, 08/15/2045 - 05/15/2049	5,080,600	3,880,745
3.00%, 05/15/2042 - 08/15/2052	4,131,300	3,221,519
3.13%, 02/15/2042 - 05/15/2048	2,382,600	1,994,362
3.50%, 02/15/2039	969,000	895,341
3.63%, 02/15/2044 - 05/15/2053	6,364,400	5,627,803
3.88%, 02/15/2043	1,923,000	1,784,634
4.00%, 11/15/2052	914,000	856,018
4.13%, 08/15/2053	1,240,000	1,187,300
4.25%, 05/15/2039 - 02/15/2054	1,648,000	1,629,571
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
4.63%, 05/15/2044 - 05/15/2054	$ 3,828,000	$ 3,973,050
4.75%, 11/15/2043 - 11/15/2053	6,121,000	6,439,638
5.25%, 02/15/2029	1,554,000	1,637,710
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	13,555,000	11,133,291
0.88%, 06/30/2026	3,173,200	2,971,900
1.00%, 12/15/2024	1,777,000	1,749,762
1.13%, 10/31/2026 - 02/15/2031	7,444,000	6,285,470
1.38%, 11/15/2031	2,059,000	1,713,876
1.50%, 01/31/2027	1,154,000	1,080,252
1.63%, 02/15/2026 - 05/15/2031	7,297,600	6,642,672
1.88%, 02/15/2032	1,897,800	1,630,329
2.25%, 11/15/2025 - 11/15/2027	3,155,600	3,035,265
2.63%, 02/15/2029	653,500	615,617
2.75%, 05/15/2025 - 02/15/2028	3,602,000	3,456,135
2.88%, 05/15/2028 - 08/15/2028	3,016,900	2,888,050
3.13%, 11/15/2028	307,000	295,919
3.50%, 01/31/2028	4,388,000	4,303,840
3.63%, 05/31/2028	3,439,000	3,386,072
3.88%, 11/30/2027 - 08/15/2033	1,300,100	1,288,218
4.00%, 02/15/2034	3,357,000	3,329,200
4.13%, 09/30/2027 - 11/15/2032	4,960,200	4,982,775
4.38%, 05/15/2034	732,000	747,784
4.50%, 03/31/2026 - 05/31/2029	10,186,000	10,282,365
4.63%, 04/30/2029	834,000	855,860
		125,070,068
U.S. Treasury Inflation-Protected Securities - 0.6%
U.S. Treasury Inflation-Protected Indexed Bonds
1.75%, 01/15/2028	1,124,310	1,114,880
2.50%, 01/15/2029	4,045,381	4,151,949
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	3,094,072	2,810,917
		8,077,746
Total U.S. Government Obligations (Cost $143,537,406)		133,147,814
MORTGAGE-BACKED SECURITIES - 2.3%
BB-UBS Trust
Series 2012-TFT, Class A, 2.89%, 06/05/2030 (C)	385,862	356,922
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA, 0.60% (D), 11/05/2036 (C)	3,045,000	30
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (D), 03/25/2064 (C)	735,883	741,963
CIM Trust
Series 2021-R6, Class A1, 1.43% (D), 07/25/2061 (C)	1,449,860	1,264,015
Citigroup Commercial Mortgage Trust
Series 2015-GC27, Class B, 3.77%, 02/10/2048	1,250,000	1,231,327
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.00% (D), 09/25/2064 (C)	$ 116,764	$ 113,208
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (D), 04/25/2069 (C)	769,773	774,723
COMM Mortgage Trust
Series 2015-3BP, Class A, 3.18%, 02/10/2035 (C)	3,050,000	2,869,010
CSMC Trust
Series 2021-RPL2, Class A1A, 1.11% (D), 01/25/2060 (C)	1,256,411	1,032,458
Series 2021-RPL6, Class A1, 2.00% (D), 10/25/2060 (C)	1,792,188	1,594,663
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B, 3.45%, 12/10/2036 (C)	1,250,000	1,230,479
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2, 3.09%, 03/05/2037 (C)	700,000	684,502
MetLife Securitization Trust
Series 2019-1A, Class A1A, 3.75% (D), 04/25/2058 (C)	46,209	45,004
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (D), 12/25/2052 (C)	66,070	61,279
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (D), 01/25/2054 (C)	34,268	32,232
Series 2014-2A, Class A3, 3.75% (D), 05/25/2054 (C)	84,447	79,626
Series 2014-3A, Class AFX3, 3.75% (D), 11/25/2054 (C)	63,671	59,821
Series 2015-2A, Class A1, 3.75% (D), 08/25/2055 (C)	139,147	130,481
Series 2016-2A, Class A1, 3.75% (D), 11/26/2035 (C)	93,848	88,595
Series 2016-3A, Class A1B, 3.25% (D), 09/25/2056 (C)	103,392	95,527
Series 2016-4A, Class A1, 3.75% (D), 11/25/2056 (C)	126,038	118,379
Series 2017-1A, Class A1, 4.00% (D), 02/25/2057 (C)	279,192	268,097
Series 2017-2A, Class A3, 4.00% (D), 03/25/2057 (C)	638,999	608,682
Series 2017-3A, Class A1, 4.00% (D), 04/25/2057 (C)	404,934	385,344
Series 2017-4A, Class A1, 4.00% (D), 05/25/2057 (C)	299,750	285,498
Series 2018-1A, Class A1A, 4.00% (D), 12/25/2057 (C)	148,057	141,374
Series 2018-RPL1, Class A1, 3.50% (D), 12/25/2057 (C)	215,837	206,216
Series 2019-4A, Class A1B, 3.50% (D), 12/25/2058 (C)	766,464	713,957
Series 2019-5A, Class A1B, 3.50% (D), 08/25/2059 (C)	650,034	605,408
OBX Trust
Series 2023-NQM4, Class A1, 6.11% (D), 03/25/2063 (C)	667,005	671,148
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2024-NQM4, Class A1, 6.07% (D), 01/25/2064 (C)	$ 941,919	$ 945,681
Series 2024-NQM5, Class A1, 5.99% (D), 12/01/2064 (C)	1,081,006	1,087,686
Series 2024-NQM6, Class A1, 6.45% (D), 02/25/2064 (C)	970,915	983,549
Series 2024-NQM7, Class A1, 6.24% (D), 03/25/2064 (C)	1,550,239	1,564,619
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.75% (D), 07/25/2057 (C)	22,339	22,051
Series 2017-4, Class A1, 2.75% (D), 06/25/2057 (C)	302,042	290,134
Series 2017-6, Class A1, 2.75% (D), 10/25/2057 (C)	149,343	144,330
Series 2018-1, Class A1, 3.00% (D), 01/25/2058 (C)	169,800	165,571
Series 2018-3, Class A1, 3.75% (D), 05/25/2058 (C)	480,462	467,805
Series 2018-4, Class A1, 3.00% (D), 06/25/2058 (C)	1,116,537	1,039,715
Series 2019-1, Class A1, 3.75% (D), 03/25/2058 (C)	806,871	776,399
Series 2020-4, Class A1, 1.75%, 10/25/2060 (C)	1,893,532	1,696,655
Series 2021-1, Class A1, 2.25% (D), 11/25/2061 (C)	1,643,054	1,502,640
Series 2022-4, Class A1, 3.75%, 09/25/2062 (C)	745,057	705,205
Series 2023-1, Class A1, 3.75%, 01/25/2063 (C)	1,955,236	1,853,677
UBS-BAMLL Trust
Series 2012-WRM, Class A, 3.66%, 06/10/2030 (C)	17,746	16,655
Total Mortgage-Backed Securities (Cost $31,560,016)		29,752,340
ASSET-BACKED SECURITIES - 1.9%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (C)	105,110	105,095
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (C)	166,906	154,381
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (C)	650,000	621,455
Series 2023-7A, Class A, 5.90%, 08/21/2028 (C)	1,115,000	1,138,684
Series 2024-1A, Class A, 5.36%, 06/20/2030 (C)	930,000	941,183
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (C)	823,793	827,255
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	990,000	1,000,021
	Principal	Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd.
Series 2013-2A, Class A1L2, 3-Month Term SOFR + 1.26%, 6.54% (D), 10/18/2030 (C)	$ 1,826,183	$ 1,829,204
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	1,200,000	1,201,136
Series 2023-2, Class A, 5.77%, 09/15/2029	1,005,000	1,021,243
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026	321,783	321,519
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A, 1.93%, 07/20/2048 (C)	685,873	540,320
Series 2021-5CS, Class A, 2.31%, 10/20/2048 (C)	801,113	646,374
Series 2022-1GS, Class A, 2.70%, 01/20/2049 (C)	1,041,943	868,231
Hertz Vehicle Financing III LLC
Series 2023-3A, Class A, 5.94%, 02/25/2028 (C)	890,000	900,489
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (C)	618,973	630,036
Series 2024-1B, Class A, 5.75%, 09/15/2039 (C)	489,320	499,305
Series 2024-2A, Class A, 5.50%, 03/25/2038 (C)	323,183	328,143
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (C)	1,501,902	1,517,117
ICG US CLO Ltd.
Series 2014-1A, Class A1A2, 3-Month Term SOFR + 1.46%, 6.74% (D), 10/20/2034 (C)	2,200,000	2,203,073
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (C)	160,976	160,794
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (C)	568,892	515,861
MVW LLC
Series 2021-1WA, Class A, 1.14%, 01/22/2041 (C)	283,062	265,906
Series 2023-1A, Class A, 4.93%, 10/20/2040 (C)	617,629	616,967
Series 2024-1A, Class A, 5.32%, 02/20/2043 (C)	808,302	814,182
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036 (C)	53,982	52,850
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 3-Month Term SOFR + 1.36%, 6.64% (D), 07/20/2030 (C)	505,969	506,706
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A, 1.33%, 07/20/2037 (C)	$ 104,797	$ 101,690
Series 2021-1A, Class A, 0.99%, 11/20/2037 (C)	323,766	309,288
Series 2023-1A, Class A, 5.20%, 01/20/2040 (C)	743,379	743,402
Series 2023-2A, Class A, 5.80%, 04/20/2040 (C)	790,576	796,783
Series 2023-3A, Class A, 6.10%, 09/20/2040 (C)	984,045	1,004,546
Series 2024-1A, Class A, 5.15%, 01/20/2043 (C)	957,685	962,665
Veridian Auto Receivables Trust
Series 2023-1A, Class A2, 5.97%, 08/17/2026 (C)	319,503	319,661
Total Asset-Backed Securities (Cost $24,882,587)		24,465,565
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.0% (B)
Brazil Government International Bonds
4.25%, 01/07/2025	330,000	327,471
Chile - 0.0% (B)
Chile Government International Bonds
3.50%, 01/25/2050	400,000	292,660
Colombia - 0.0% (B)
Colombia Government International Bonds
3.13%, 04/15/2031	455,000	365,131
Dominican Republic - 0.1%
Dominican Republic International Bonds
6.60%, 06/01/2036 (C)	1,125,000	1,156,375
Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (C)	1,035,000	1,029,866
Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,126,000	1,077,297
Panama - 0.0% (B)
Panama Government International Bonds
3.88%, 03/17/2028	315,000	294,921
Serbia - 0.1%
Serbia International Bonds
6.00%, 06/12/2034 (C)	785,000	782,567
Total Foreign Government Obligations (Cost $5,493,327)		5,326,288

	Shares	Value
PREFERRED STOCK - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII, 3-Month Term SOFR + 6.63%, 11.89% (D)	13,988	$ 408,030
Total Preferred Stock (Cost $385,908)		408,030

	Principal	Value
COMMERCIAL PAPER - 6.3%
Banks - 2.2%
ABN AMRO Funding USA LLC
5.41% (F), 01/13/2025 (C)	$ 3,000,000	2,928,076
Australia & New Zealand Banking Group Ltd.
5.38% (F), 08/07/2024 (C)	2,500,000	2,497,414
DNB Bank ASA
5.30% (F), 01/30/2025 (C)	4,500,000	4,384,019
Korea Development Bank
5.47% (F), 01/13/2025	4,300,000	4,199,156
Lloyds Bank PLC
5.33% (F), 08/01/2024	4,750,000	4,749,299
Macquarie Bank Ltd.
5.39% (F), 08/12/2024 (C)	3,000,000	2,994,620
Nordea Bank Abp
5.39% (F), 09/03/2024 (C)	4,500,000	4,477,469
Westpac Securities NZ Ltd.
5.45% (F), 11/15/2024 (C)	3,000,000	2,952,938
		29,182,991
Chemicals - 0.3%
Air Liquide US LLC
5.34% (F), 12/20/2024 (C)	4,550,000	4,457,703
Consumer Finance - 0.3%
Toyota Motor Credit Corp.
5.53% (F), 01/06/2025	4,000,000	3,910,448
Financial Services - 2.3%
Barton Capital SA
5.59% (F), 10/04/2024 (C)	4,235,000	4,194,066
Britannia Funding Co. LLC
5.44% (F), 01/22/2025 (C)	4,500,000	4,386,359
CAFCO LLC
5.48% (F), 09/03/2024 (C)	1,250,000	1,243,662
Glencove Funding LLC
5.50% (F), 10/07/2024 (C)	4,250,000	4,207,035
GTA Funding LLC
5.45% (F), 08/30/2024 (C)	4,250,000	4,230,981
LMA-Americas LLC
5.58% (F), 10/18/2024 (C)	3,050,000	3,014,252
Sheffield Receivables Co. LLC
5.48% (F), 09/03/2024 (C)	4,500,000	4,477,141
Thunder Bay Funding LLC
5.50% (F), 11/15/2024 (C)	3,710,000	3,651,679
		29,405,175
Health Care Providers & Services - 0.8%
Columbia Funding Co. LLC
5.48% (F), 09/04/2024 (C)	5,904,000	5,873,186
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc.
5.61% (F), 09/26/2024 (C)	$ 4,200,000	$ 4,164,436
		10,037,622
Pharmaceuticals - 0.4%
Pfizer, Inc.
5.30% (F), 08/01/2024 (C)	5,000,000	4,999,265
Total Commercial Paper (Cost $81,998,886)		81,993,204
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 2.0%
U.S. Treasury Bills
5.27% (F), 10/31/2024	1,347,000	1,329,516
5.34% (F), 09/19/2024 - 10/17/2024	9,099,000	9,012,239
5.38% (F), 09/12/2024	7,318,000	7,272,896
5.39% (F), 08/08/2024	3,972,000	3,967,946
5.40% (F), 08/01/2024 - 08/29/2024	4,830,000	4,815,707
Total Short-Term U.S. Government Obligations (Cost $26,398,461)		26,398,304

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.26% (F)	636,708	636,708
Total Other Investment Company (Cost $636,708)		636,708

Principal	Value
REPURCHASE AGREEMENT - 1.5%
Fixed Income Clearing Corp.,
2.50% (F), dated 07/31/2024, to be
repurchased at $19,753,355 on 08/01/2024.
Collateralized by U.S. Government
Obligations, 0.38% - 5.00%,
due 09/30/2025 - 12/31/2025, and with a
total value of $20,147,235.
$ 19,751,984	$ 19,751,984
Total Repurchase Agreement (Cost $19,751,984)	19,751,984
Total Investments (Cost $1,016,491,681)	1,405,913,814
Net Other Assets (Liabilities) - (8.5)%	(109,836,511)
Net Assets - 100.0%	$ 1,296,077,303
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	41	09/20/2024	$11,471,320	$11,393,900	$—	$(77,420)
Transamerica Funds

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (H)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$780,911,841	$—	$—	$780,911,841
Corporate Debt Securities	—	165,713,571	—	165,713,571
U.S. Government Agency Obligations	—	137,408,165	—	137,408,165
U.S. Government Obligations	—	133,147,814	—	133,147,814
Mortgage-Backed Securities	—	29,752,340	—	29,752,340
Asset-Backed Securities	—	24,465,565	—	24,465,565
Foreign Government Obligations	—	5,326,288	—	5,326,288
Preferred Stock	408,030	—	—	408,030
Commercial Paper	—	81,993,204	—	81,993,204
Short-Term U.S. Government Obligations	—	26,398,304	—	26,398,304
Other Investment Company	636,708	—	—	636,708
Repurchase Agreement	—	19,751,984	—	19,751,984
Total Investments	$781,956,579	$623,957,235	$—	$1,405,913,814
LIABILITIES
Other Financial Instruments
Futures Contracts (I)	$(77,420)	$—	$—	$(77,420)
Total Other Financial Instruments	$(77,420)	$—	$—	$(77,420)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, the total value of 144A securities is $161,478,689, representing 12.5% of the
Fund's net assets.

(D)
Floating or variable rate security. The rate disclosed is as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(E)
All or a portion of the security is on loan. The total value of the securities on loan is $623,853, collateralized by cash collateral of $636,708. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)	Rate disclosed reflects the yield at July 31, 2024.
(G)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(H)
There were no transfers in or out of Level 3 during the period ended July 31, 2024. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(I)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica Multi-Managed Balanced (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2024
(unaudited)
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds